Information on related parties (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Related Party Income	$ 133,758	$ 111,674	$ 5,303
Related Party Expenses	7,838,148	8,371,566	8,531,009
Related Party Receivables	2,924,543	181	302
Related Party Payables	$ 283,548	387,226	433,283
Related Party 2
Statement [Line Items]
Name Of Related Party	Distribuidora de Gas Cuyana S.A. (1)
Related Party Income	$ 44,622	54,011	0
Related Party Expenses	4,556,027	4,075,850	3,386,792
Related Party Receivables	0	0	0
Related Party Payables	$ 283,548	367,047	429,957
Related Party 3
Statement [Line Items]
Name Of Related Party	Distribuidora de Gas del Centro S.A.
Related Party Income	$ 44,672	54,011	0
Related Party Expenses	0	0	0
Related Party Receivables	0	0	0
Related Party Payables	$ 0	20,179	0
Related Party 4
Statement [Line Items]
Name Of Related Party	Inversora de Gas del Centro S.A.
Related Party Income	$ 0	0	0
Related Party Expenses	0	0	0
Related Party Receivables	2,924,543	0	0
Related Party Payables	$ 0	0	0
Related Party 5
Statement [Line Items]
Name Of Related Party	Energía Sudamericana S.A.
Related Party Income	$ 43,524	0	0
Related Party Expenses	0	0	0
Related Party Receivables	0	0	0
Related Party Payables	$ 0	0	3,326
Related Party 1
Statement [Line Items]
Name Of Related Party	Termoeléctrica José de San Martín S.A.
Related Party Income	$ 228	2,086	3,500
Related Party Expenses	0	0	0
Related Party Receivables	0	156	302
Related Party Payables	$ 0	0	0
Related Party 6
Statement [Line Items]
Name Of Related Party	RMPE Asociados S.A. (2)
Related Party Income	$ 712	1,566	1,803
Related Party Expenses	3,282,121	4,295,716	5,144,217
Related Party Receivables	0	25	0
Related Party Payables	$ 0	$ 0	$ 0